Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Financial Costs [Abstract]
Amortization and write-off of deferred finance charges	$ 810,000	$ 888,523	$ 730,513
Other finance charges (including $0, $0 and $417,623 to related parties for the year ended December 31, 2022, 2023 and 2024, respectively, Note 4(a))	1,227,110	544,325	134,816
Total	6,086,355	11,259,643	7,681,482
Nonrelated Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	3,685,040	9,826,795	6,816,153
Related Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	364,205	0	0
Other finance charges (including $0, $0 and $417,623 to related parties for the year ended December 31, 2022, 2023 and 2024, respectively, Note 4(a))	417,623	0	0
Total	$ 781,828	$ 0	$ 0